[DECHERT LLP LETTERHEAD]

August 27, 2010

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	AIP Multi-Strategy Fund P (the “Fund”)
File Numbers 811-22193 & 333-149943

To Whom It May Concern:

I enclose the Fund’s Schedule TO, along with exhibits thereto, to be filed via EDGAR on or about the date hereof in connection with a repurchases offer to be conducted by the Fund.

If you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz